INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	December 31, 2019	December 31, 2018
Deferred tax assets
Net operating loss carryforward	$—	$21,062

Total deferred tax assets	—	21,062
Valuation allowance	—	(21,062)

Deferred tax assets, net of allowance	$—	$—

Summary of Income Tax Provision (Benefit)

The income tax provision consists of the following:

	December 31, 2019	December 31, 2018
Federal
Current	$102,332	$16,311
Deferred	2,936	995
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	(21,062)	(995)

Income tax provision	$84,206	$16,311

Summary of Reconciliation of the Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 and 2018 is as follows:

	December 31, 2019	December 31, 2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
True ups	0.4%	0.0%
Valuation allowance	(4.3)%	(1.2)%

Income tax provision	17.1%	19.8%